Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following disclosure sets forth the "compensation actually paid" to our NEOs in relation to certain performance measures of the Company in accordance with Item 402(v) of Regulation S-K. The compensation actually paid (or "CAP") to our CEO (referred to below as the Principal Executive Officer or "PEO") and to our other NEOs ("Non-PEO NEOs") and certain company financial metrics are presented for the last four years, calculated in accordance with SEC requirements. CAP does not necessarily reflect compensation actually earned by or paid to our NEOs in each covered year or how the Compensation Committee evaluates compensation decisions. The company's pay-for-performance philosophy and how the company links compensation to company performance is discussed in the "Compensation Discussion and Analysis" section of this Proxy Statement.

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100 Investment Based On (4):
Year	PEO1	PEO2	PEO1	PEO2	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Share- holder Return	Peer Group Total Share- holder Return	Net Income ($000)	Company Selected Measure (Adjusted EBITDA) ($000)
(1)	(2)	(2)	(3)	(3)	(2)	(3)		(5)		(6)

2023	$9,977,490	n/a	$8,788,599	n/a	$2,076,269	$1,790,152	$189	$164	$52,237	$257,401
2022	9,743,982	n/a	10,477,683	n/a	1,782,208	1,681,256	240	198	34,518	242,879
2021	4,670,472	n/a	5,444,034	n/a	1,611,915	1,668,379	199	216	73,751	213,706
2020	1,244,893	4,384,274	1,251,196	4,341,191	1,737,123	1,642,906	129	111	75,914	234,813

(1) Tony Sarsam (PEO1) joined the Company in September 2020. Dennis Eidson (PEO2) served as Interim CEO until September 2020.

The non-PEO NEOs represent the following individuals for each of the years shown, as follows:

2023 – Jason Monaco, David Sisk, Masiar Tayebi and Bennett Morgan.

2022 – Jason Monaco, Arif Dar, Yvonne Trupiano, Bennett Morgan, Thomas Swanson and Masiar Tayebi.

2021 – Jason Monaco, Mark Shamber, Kathleen Mahoney, Yvonne Trupiano, Arif Dar and Thomas Swanson.

2020 – Mark Shamber, Walt Lentz, Kathleen Mahoney, Yvonne Trupiano and Lori Raya.

(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Sarsam and Mr. Eidson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than Mr. Sarsam and Mr. Eidson.

(3) To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for each of the principal executive officers and for the average of the non-PEO NEOs is set forth following the footnotes to this table.

(4) Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on December 31, 2019. Historical stock price performance is not necessarily indicative of future stock price performance.

(5) The peer group TSR consists of the S&P SmallCap 600 Food Distributors Index, which is the same peer group used in Part II, Item 5 of our 2023 annual report.

(6) The Company selected Adjusted EBITDA as the Company Selected Measure as it believes Adjusted EBITDA most closely aligns compensation actually paid and Company financial performance. Under the annual cash incentive awards, Adjusted EBITDA is defined as net earnings plus interest, discontinued operations, depreciation and amortization, and other non-cash items including share-based payments (equity awards measured in accordance with ASC 718, Stock Compensation, which include both stock-based compensation to employees and stock warrants issued to non-employees) and the LIFO provision, as well as adjustments for items that do not reflect the ongoing operating activities of the Company. Pursuant to the approved terms of the 2023 AIP, the Committee may adjust for extraordinary items not reflective of the Company’s ongoing operating activities. Accordingly, the Committee increased Adjusted EBITDA for legal and consulting fees related to the Company's exploration of potential acquisition targets during the year, which did not otherwise meet the criteria for adjustment to non-GAAP measures.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Tony Sarsam (PEO1) joined the Company in September 2020. Dennis Eidson (PEO2) served as Interim CEO until September 2020.

The non-PEO NEOs represent the following individuals for each of the years shown, as follows:

2023 – Jason Monaco, David Sisk, Masiar Tayebi and Bennett Morgan.

2022 – Jason Monaco, Arif Dar, Yvonne Trupiano, Bennett Morgan, Thomas Swanson and Masiar Tayebi.

2021 – Jason Monaco, Mark Shamber, Kathleen Mahoney, Yvonne Trupiano, Arif Dar and Thomas Swanson.

2020 – Mark Shamber, Walt Lentz, Kathleen Mahoney, Yvonne Trupiano and Lori Raya.

Peer Group Issuers, Footnote	The peer group TSR consists of the S&P SmallCap 600 Food Distributors Index, which is the same peer group used in Part II, Item 5 of our 2023 annual report.
PEO Total Compensation Amount	$ 9,977,490	$ 9,743,982	$ 4,670,472	$ 5,629,167
PEO Actually Paid Compensation Amount	$ 8,788,599	10,477,683	5,444,034	5,592,387
Adjustment To PEO Compensation, Footnote

PEOs Summary Compensation Total to Compensation Actually Paid Reconciliation:

Year	Summary Compensation Table Total	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Change in Value of Accrued Dividends	Equals Compensation Actually Paid
	(1)	(2)	(3)	(3)	(3)	(3)	(3)

2023	$9,977,490	($4,173,604)	$3,516,307	($562,270)	$—	($167,421)	$—	$198,097	$8,788,599
2022	9,743,982	(1,816,634)	1,934,332	308,986	—	224,013	—	83,004	10,477,683
2021	4,670,472	(1,687,591)	2,233,933	139,729	—	5,801	—	81,690	5,444,034
2020	5,629,167	(1,061,499)	388,452	57,906	624,533	(50,467)	—	4,295	5,592,387

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages. See footnote 1 above for the NEOs included in the average for each year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, as reported in the Summary Compensation Table, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents fair value or change in fair value, as applicable, of stock awards determined by reference to (1) for restricted stock awards, closing stock price on the applicable year-end date or, in the case of vesting dates, the actual vesting date, (2) for PSU awards, the same valuation methodology as restricted stock awards except year-end values are based on the probable outcome of the performance condition as of each measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,076,269	1,782,208	1,611,915	1,737,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,790,152	1,681,256	1,668,379	1,642,906
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs Summary Compensation Total to Compensation Actually Paid Reconciliation:

Year	Summary Compensation Table Total	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Plus Change in Value of Accrued Dividends	Equals Compensation Actually Paid
	(1)	(2)	(3)	(3)	(3)	(3)	(3)

2023	$2,076,269	($614,900)	$454,399	($71,878)	$—	($26,945)	($46,547)	$19,755	$1,790,152
2022	1,782,208	(222,500)	169,737	32,011	—	31,207	(114,233)	2,826	1,681,256
2021	1,611,915	(319,682)	356,548	77,238	—	10,382	(79,224)	11,202	1,668,379
2020	1,737,123	(276,290)	176,078	42,581	—	(10,028)	(32,399)	5,841	1,642,906

(1)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages. See footnote 1 above for the NEOs included in the average for each year.
(2)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, as reported in the Summary Compensation Table, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents fair value or change in fair value, as applicable, of stock awards determined by reference to (1) for restricted stock awards, closing stock price on the applicable year-end date or, in the case of vesting dates, the actual vesting date, (2) for PSU awards, the same valuation methodology as restricted stock awards except year-end values are based on the probable outcome of the performance condition as of each measurement date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The table below lists financial measures which in our assessment represent the most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs to company performance for 2023, the most recent fiscal year. The metrics used by the Company for our executive compensation programs are selected because they are aligned with the Company's long-term strategic plan and to incentivize both profitability and efficient utilization of invested capital. Please see the Compensation Discussion and Analysis for further information regarding how Adjusted EBITDA and ROIC are calculated and how they are used in our executive compensation program.

Most Important Financial Measures
Adjusted EBITDA
Adjusted Earnings Per Share (EPS)
Return on Invested Capital (ROIC)

Total Shareholder Return Amount	$ 189	240	199	129
Peer Group Total Shareholder Return Amount	164	198	216	111
Net Income (Loss)	$ 52,237,000	$ 34,518,000	$ 73,751,000	$ 75,914,000
Company Selected Measure Amount	257,401,000	242,879,000	213,706,000	234,813,000
Initial Fixed Investment Value					$ 100
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company selected Adjusted EBITDA as the Company Selected Measure as it believes Adjusted EBITDA most closely aligns compensation actually paid and Company financial performance. Under the annual cash incentive awards, Adjusted EBITDA is defined as net earnings plus interest, discontinued operations, depreciation and amortization, and other non-cash items including share-based payments (equity awards measured in accordance with ASC 718, Stock Compensation, which include both stock-based compensation to employees and stock warrants issued to non-employees) and the LIFO provision, as well as adjustments for items that do not reflect the ongoing operating activities of the Company. Pursuant to the approved terms of the 2023 AIP, the Committee may adjust for extraordinary items not reflective of the Company’s ongoing operating activities. Accordingly, the Committee increased Adjusted EBITDA for legal and consulting fees related to the Company's exploration of potential acquisition targets during the year, which did not otherwise meet the criteria for adjustment to non-GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Tony Sarsam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,977,490	$ 9,743,982	$ 4,670,472	$ 1,244,893
PEO Actually Paid Compensation Amount	$ 8,788,599	$ 10,477,683	$ 5,444,034	$ 1,251,196
PEO Name	Tony Sarsam	Tony Sarsam	Tony Sarsam	Tony Sarsam
Dennis Eidson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,384,274
PEO Actually Paid Compensation Amount				$ 4,341,191
PEO Name				Dennis Eidson
PEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,173,604)	$ (1,816,634)	$ (1,687,591)	$ (1,061,499)
PEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,516,307	1,934,332	2,233,933	388,452
PEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(562,270)	308,986	139,729	57,906
PEO | Adjustment to Compensation Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	624,533
PEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(167,421)	224,013	5,801	(50,467)
PEO | Adjustment to Compensation Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment to Compensation Change in Value of Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,097	83,004	81,690	4,295
Non-PEO NEO | Adjustment to Compensation Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(614,900)	(222,500)	(319,682)	(276,290)
Non-PEO NEO | Adjustment to Compensation Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,399	169,737	356,548	176,078
Non-PEO NEO | Adjustment to Compensation Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,878)	32,011	77,238	42,581
Non-PEO NEO | Adjustment to Compensation Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment to Compensation Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,945)	31,207	10,382	(10,028)
Non-PEO NEO | Adjustment to Compensation Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,547)	(114,233)	(79,224)	(32,399)
Non-PEO NEO | Adjustment to Compensation Change in Value of Accrued Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,755	$ 2,826	$ 11,202	$ 5,841